Supplement Dated August 5, 2002 to the Quant Funds'
Statement of Additional Information Dated August 1, 2002

The following sections within the table entitled "Control
Persons and Principal Holders of Fund Shares As of June 30,
2002" are amended as follows:

Mid Cap Fund

Name                       and                       Address
% of Outstanding Ordinary Shares

     Mr. George H. Howell
     107 Dudley Road
     Wayland, MA 01778                           7.54%


% of Outstanding Institutional Shares

     Millwrights & Machinery Erectors
     Local 1545, Pension Plan
     c/o Columbia Partners, LLC
     1775 Pennsylvania Avenue, 10th Floor
     Washington, D.C.  20006                     57.06%

     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          18.20%

     Mr. James E. and Ms. Sandra G. Jones
     9 Stone Creek Park
     Owensboro, KY 42303                           5.88%

     Mr. Leon Okurowski
     50 Musterfield Road
     Concord, MA  01742                           7.43%*

   *Total percentage includes various personal accounts.

Emerging Markets Fund

Name                       and                       Address
% of Outstanding Institutional Shares

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                          85.42%

     U.S. Boston Corp. PSRP A/C W.L. Umphrey
     55 Old Bedford Road
     Lincoln, MA  01773                          12.52%*

    *Total percentage includes various personal accounts of Willard L. Umphrey.
Foreign Value Fund

Name                       and                       Address
% of Outstanding Institutional Shares

     U.S. Boston Corp. PSRP A/C W.L. Umphrey
     55 Old Bedford Road
     Lincoln, MA  01773                          47.35%

     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          16.11%

     Leon Okurowski
     50 Musterfield Road
     Concord, MA  01742                          14.00%*

     Bernard R. and Lorraine B. Horn, Jr.
     99 Beaver Road
     Reading, MA  01867                          10.55%

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                            6.00%

     Lawrie W. Okurowski
     50 Musterfield Road
     Concord, MA  01742                           5.97%

   *Total percentage includes various personal accounts.

Growth and Income Fund

Name                       and                       Address
% of Outstanding Institutional Shares
     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          41.85%

     Hillcrest Consulting Retirement Trust
     P.O. Box 0-1
     Carmel, CA  93921                           15.85%

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                           9.39%

     National Investors Services Corp/Omnibus Account
     55 Water Street
     New York, NY  10041-3299                     5.80%

     Mr. Leon Okurowski
     50 Musterfield Road
     Concord, MA  01742                           5.30%*

     *Total percentage includes various personal accounts.